CONSOLIDATED FINANCIAL STATEMENT DETAILS - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings
Restricted cash	$ 10.1	$ 11.4
Tasiast Mauritanie Ltd. S.A.
Disclosure of detailed information about borrowings
Restricted cash	$ 2.8